THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab® Municipal Money Fund Schwab® AMT Tax-Free Money Fund Schwab® California Municipal Money Fund Schwab® New York Municipal Money Fund
(collectively, the Schwab Municipal Money Funds)
Schwab® Government Money Fund Schwab® Retirement Government Money Fund Schwab® Treasury Obligations Money Fund Schwab® U.S. Treasury Money Fund Schwab Value Advantage Money Fund®
(collectively, the Schwab Money Funds)
Schwab® Variable Share Price Money Fund
SCHWAB ANNUITY PORTFOLIOS
Schwab® Government Money Market Portfolio
(each, a fund and collectively, the funds)
Supplement dated October 2, 2023 to each fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides information regarding certain changes the funds will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the Amendments). In addition, this supplement provides information regarding certain changes Schwab U.S. Treasury Money Fund will be making in connection with investing in repurchase agreements.
Changes in Connection with the Amendments: Removal of Redemption Gates and Removal of the Tie between Liquidity Fees and Liquidity Thresholds.
The Amendments remove provisions in Rule 2a-7 that permit a money market fund to impose a temporary redemption gate. The Amendments also remove provisions in Rule 2a-7 that tie a money market fund’s ability to impose liquidity fees to its level of weekly liquid assets. Accordingly, effective October 2, 2023, the Statutory Prospectuses and SAIs are updated as follows:
Statutory Prospectuses
(1)
For the Schwab Value Advantage Money Fund, Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund:
Under “Retail Money Market Fund Risk.” in each fund’s “Principal Risks” section: The seventh sentence is deleted and replaced with the following:
However, the fund may be subject to liquidity fees on fund redemptions if the fund’s board determines that the fee is in the best interests of the fund.
(2)
For the Schwab Government Money Market Portfolio:
Under the “Principal Investment Strategies” section: The seventh paragraph is deleted and replaced in its entirety with the following:
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
(3)
For the Schwab U.S. Treasury Money Fund, Schwab Government Money Fund and Schwab Retirement Government Money Fund:
Under the “Principal Investment Strategies” section: The sixth paragraph is deleted and replaced in its entirety with the following:
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

(4)
For the Schwab Treasury Obligations Money Fund:
Under the “Principal Investment Strategies” section: The fifth paragraph is deleted and replaced in its entirety with the following:
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
(5)
For the Schwab Money Funds:
Under “Money Fund Regulations” in the “Fund Details” section: The fourth and fifth sentences in the second paragraph are deleted and replaced in their entirety with the following:
However, the Schwab Value Advantage Money Fund has the ability to impose a liquidity fee if the fund’s board determines that the fee is in the best interests of the fund. Please see the section entitled “Information on Liquidity Fees” below for additional information.
Under the “Investing in the Funds” section: The third paragraph is deleted and replaced in its entirety with the following:
Exchanges from the Schwab Value Advantage Money Fund into a permissible Schwab Fund may be subject to a liquidity fee imposed by the fund.
Under “Additional Policies Affecting Your Investment” in the “Investing in the Funds” section: The eight bullet of the first paragraph is deleted and replaced in its entirety with the following:
With respect to the Schwab Value Advantage Money Fund, to impose a liquidity fee (as discussed below).
Under “Additional Policies Affecting Your Investment” in the “Investing in the Funds” section: The “Information on Liquidity Fees and Redemption Gates” section is deleted and replaced in its entirety with the following:
Information on Liquidity Fees
Pursuant to Rule 2a-7 under the 1940 Act, the Board of Trustees (Board) is permitted to impose a liquidity fee on redemptions from the Schwab Value Advantage Money Fund (up to 2%) if the Board determines that the fee is in the best interests of the fund.
Liquidity fees are most likely to be imposed during times of extraordinary market stress. Additionally, the Board generally expects that a liquidity fee would be imposed, if at all, after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed (generally, as of the beginning of the next business day following the announcement that the fund will impose a liquidity fee).
Liquidity fees would reduce the amount you receive upon redemption of your shares. The fund retains the liquidity fees for the benefit of remaining shareholders. For more information, please see “Purchasing and Redeeming Shares of the Fund — Liquidity Fees” in the SAI.
As a government money market fund, the Schwab Government Money Fund, Schwab Treasury Obligations Money Fund, Schwab Retirement Government Money Fund and Schwab U.S. Treasury Money Fund are not required to impose a liquidity fee on fund redemptions. The Board has determined not to subject the Schwab Government Money Fund, Schwab Treasury Obligations Money Fund, Schwab Retirement Government Money Fund and Schwab U.S. Treasury Money Fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
(6)
For the Schwab Variable Share Price Money Fund:
Under “Money Fund Regulations” in the “Fund Details” section: The second paragraph is deleted and replaced in its entirety with the following:
Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), the fund is permitted to impose a liquidity fee if the fund’s board determines that the fee is in the best interests of the fund. Please see the section entitled “Information on Liquidity Fees” below for additional information.
Under the “Investing in the Funds” section: The third paragraph is deleted and replaced in its entirety with the following:
Exchanges from the fund into a permissible Schwab Fund may be subject to a liquidity fee imposed by the fund.
Under the “Additional Policies Affecting Your Investment” in the “Investing in the Funds” section: The fifth bullet is deleted and replaced in its entirety with the following:
To impose a liquidity fee (as discussed below).

Under the “Additional Policies Affecting Your Investment” in the “Investing in the Funds” section: The “Information on Liquidity Fees and Redemption Gates” section is deleted and replaced in its entirety with the following:
Information on Liquidity Fees
Pursuant to Rule 2a-7 under the 1940 Act, the Board of Trustees (Board) is permitted to impose a liquidity fee on redemptions from the fund (up to 2%) if the Board determines that the fee is in the best interests of the fund.
Liquidity fees are most likely to be imposed during times of extraordinary market stress. Additionally, the Board generally expects that a liquidity fee would be imposed, if at all, after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed (generally, as of the beginning of the next business day following the announcement that the fund will impose a liquidity fee).
Liquidity fees would reduce the amount you receive upon redemption of your shares. The fund retains the liquidity fees for the benefit of remaining shareholders. For more information, please see “Purchasing and Redeeming Shares of the Fund — Liquidity Fees” in the SAI.
(7)
For the Schwab Municipal Money Funds:
Under the “Money Fund Regulations” in the “Fund Details” section: The fourth sentence in the second paragraph is deleted and replaced in its entirety with the following:
However, each fund has the ability to impose a liquidity fee if the fund’s board determines that the fee is in the best interests of the fund. Please see the section entitled “Information on Liquidity Fees” below for additional information.
Under the “Investing in the Funds” section: The fourth paragraph is deleted and replaced in its entirety with the following:
Exchanges from a fund into a permissible Schwab Fund may be subject to a liquidity fee imposed by the fund.
Under “Additional Policies Affecting Your Investment” in the “Investing in the Funds” section: The eighth bullet is deleted and replaced in its entirety with the following:
To impose a liquidity fee (as discussed below).
Under “Additional Policies Affecting Your Investment” in the “Investing in the Funds” section: The “Information on Liquidity Fees and Redemption Gates” section is deleted and replaced in its entirety with the following:
Information on Liquidity Fees
Pursuant to Rule 2a-7 under the 1940 Act, the Board of Trustees (Board) is permitted to impose a liquidity fee on redemptions from a fund (up to 2%) if the Board determines that the fee is in the best interests of the fund.
Liquidity fees are most likely to be imposed during times of extraordinary market stress. Additionally, the Board generally expects that a liquidity fee would be imposed, if at all, after a fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed (generally, as of the beginning of the next business day following the announcement that a fund will impose a liquidity fee).
Liquidity fees would reduce the amount you receive upon redemption of your shares. A fund retains the liquidity fees for the benefit of remaining shareholders. For more information, please see “Purchasing and Redeeming Shares of the Fund — Liquidity Fees” in the SAI.
SAIs
(1)
For the Schwab Money Funds:
Under “Purchase, Redemption, Delivery of Shareholder Documents and Pricing of Shares” section: The “Liquidity Fees and Gates” section is deleted and replaced in its entirety with the following:
Liquidity Fees
Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the funds (up to 2%) if the Board determines that the fee is in the best interests of the funds. Liquidity fees would reduce the amount you receive upon redemption of your shares.
Liquidity fees are most likely to be imposed during times of extraordinary market stress and will generally be imposed by the Board to restore a fund’s market-based NAV per share. Additionally, the Board generally expects that a liquidity fee would be imposed, if at all, after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed (generally, as of the beginning of the next business day following the announcement that the fund will impose a liquidity fee).
The Board may, in its discretion, terminate a liquidity fee at any time if the Board determines that imposing a liquidity fee is no longer in the best interest of a fund and its shareholders.

As government money market funds, the Schwab Government Money Fund, Schwab Treasury Obligations Money Fund, Schwab Retirement Government Money Fund and Schwab U.S. Treasury Money Fund are not required to impose a liquidity fee on fund redemptions. The Board has determined not to subject the Schwab Government Money Fund, Schwab Treasury Obligations Money Fund, Schwab Retirement Government Money Fund and Schwab U.S. Treasury Money Fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
(2)
For the Schwab Municipal Money Funds:
Under the “Purchase, Redemption, Delivery of Shareholder Documents and Pricing of Shares” section: The “Liquidity Fees and Gates” section is deleted and replaced in its entirety with the following:
Liquidity Fees
Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the funds (up to 2%) if the Board determines that the fee is in the best interests of the funds. Liquidity fees would reduce the amount you receive upon redemption of your shares.
Liquidity fees are most likely to be imposed during times of extraordinary market stress and will generally be imposed by the Board to restore a fund’s market-based NAV per share. Additionally, the Board generally expects that a liquidity fee would be imposed, if at all, after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed (generally, as of the beginning of the next business day following the announcement that the fund will impose a liquidity fee).
The Board may, in its discretion, terminate a liquidity fee at any time if the Board determines that imposing a liquidity fee is no longer in the best interest of a fund and its shareholders.
(3)
For the Schwab Government Money Market Portfolio:
Under “Purchase, Redemption, Delivery of Shareholder Documents and Pricing of Shares” section: The “Liquidity Fees and Redemption Gates” section is deleted and replaced in its entirety with the following:
As a government money market fund, the fund is not required to impose a liquidity fee on fund redemptions. The Board has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
(4)
For the Schwab Variable Share Price Money Fund:
Under the “Purchase, Redemption, Delivery of Shareholder Documents and Pricing of Shares” section: The “Liquidity Fees and Gates” section is deleted and replaced in its entirety with the following:
Liquidity Fees
Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the fund (up to 2%) if the Board determines that the fee is in the best interests of the fund. Liquidity fees would reduce the amount you receive upon redemption of your shares.
Liquidity fees are most likely to be imposed during times of extraordinary market stress and will generally be imposed by the Board to restore the fund’s market-based NAV per share. Additionally, the Board generally expects that a liquidity fee would be imposed, if at all, after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed (generally, as of the beginning of the next business day following the announcement that the fund will impose a liquidity fee).
The Board may, in its discretion, terminate a liquidity fee at any time if the Board determines that imposing a liquidity fee is no longer in the best interest of a fund and its shareholders.
Changes to Schwab U.S. Treasury Money Fund In Connection with Investing in Repurchase Agreements.
Statutory Prospectus
(1)
For the Schwab U.S. Treasury Money Fund:
Under the “Principal Investment Strategies” section: The third sentence in the third paragraph is deleted and the fifth paragraph is deleted and replaced in its entirety with the following:
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents, repurchase agreements or other high quality short-term investments. The only repurchase agreements that the fund will invest in are those with the Federal Reserve Bank of New York that are fully collateralized by U.S. Treasury securities.

Under the “Principal Risks” section: The following is added after the “Stable Net Asset Value Risk”:
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Under the “Tax Information” section: The paragraph is deleted and replaced in its entirety with the following:
Distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG121965-00 (10/23)
00290375